Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 51,401	$ 73,360	$ 125,962
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(30,801)	(34,681)	(47,044)
Realized capital gains and losses	(1,639)	(27,118)	(118,294)
Interest credited to contractholder funds	102,761	108,637	118,604
Changes in:
Policy benefits and other insurance reserves	(35,690)	(39,605)	(4,383)
Deferred policy acquisition costs	(812)	992	(4,028)
Income taxes	18,344	(12,877)	47,846
Other operating assets and liabilities	(32,899)	(23,938)	(28,380)
Net cash provided by operating activities	70,665	44,770	90,283
Proceeds from sales
Fixed income securities	388,051	623,613	204,412
Equity securities	72,776	1,557	233,363
Limited partnership interests	52,235	41,037	24,574
Investment collections
Fixed income securities	389,627	419,502	346,951
Mortgage loans	76,008	55,218	78,480
Investment purchases
Fixed income securities	(603,782)	(701,779)	(237,781)
Equity securities	(77,719)	(8,136)	(212,508)
Limited partnership interests	(73,942)	(90,929)	(106,731)
Mortgage loans	(75,979)	(175,218)	(64,754)
Change in short-term investments, net	(22,399)	28,915	(961)
Change in policy loans and other investments, net	(758)	(678)	413
Net cash provided by investing activities	124,118	193,102	265,458
Cash flows from financing activities
Contractholder fund deposits	99,341	95,437	96,851
Contractholder fund withdrawals	(294,277)	(347,405)	(424,858)
Net cash used in financing activities	(194,936)	(251,968)	(328,007)
Net (decrease) increase in cash	(153)	(14,096)	27,734
Cash at beginning of year	15,908	30,004	2,270
Cash at end of year	$ 15,755	$ 15,908	$ 30,004